Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,909,950
		$ 4,909,950
Hospital — 0.9%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,324,004
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,585	4,516,225
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	5,379,942
		$ 13,220,171
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,116,777
		$ 8,116,777
Total Corporate Bonds (identified cost $30,319,700)		$ 26,246,898

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	$6,859	$ 6,407,009
Total Tax-Exempt Mortgage-Backed Securities (identified cost $6,212,875)		$ 6,407,009

Tax-Exempt Municipal Obligations — 92.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 10,834,400
		$ 10,834,400
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(4)	$567	$ 102,094
		$ 102,094
Security	Principal Amount (000's omitted)	Value
Education — 2.9%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$925	$ 727,078
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,526,820
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(1)(5)	3,455	3,559,099
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	534,667
5.375%, 6/15/48(1)	1,020	950,252
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(1)	650	660,374
6.125%, 6/15/60(1)	800	813,992
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	85,268
4.00%, 5/1/51	500	384,570
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	878,277
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	4,300	3,510,391
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	572,873
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	686,235
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,601,200
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	315	303,805
5.00%, 7/1/55	460	415,122
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/51(1)	2,870	2,229,416
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,371,475
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	195	188,670
5.00%, 6/15/39(1)	185	179,639
5.00%, 6/15/49(1)	260	238,428
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	807,001
5.00%, 4/1/40(1)	795	806,742
5.00%, 4/1/50(1)	2,380	2,345,871
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,544,580

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Tennessee State School Bond Authority:
5.00%, 11/1/52	$380	$ 405,099
5.00%, 11/1/52(2)	10,000	10,660,600
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,456,501
6.125%, 7/1/53(1)	3,525	3,818,209
		$ 45,262,254
Electric Utilities — 2.4%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,284,592
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	14,172,450
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	3,610,259
South Carolina Public Service Authority:
5.00%, 12/1/49	5,000	4,837,200
5.75%, 12/1/47	10,000	11,005,400
		$ 37,909,901
Escrowed/Prerefunded — 1.1%
Decatur Hospital Authority, TX, (Wise Health System), Prerefunded to 9/1/31, 4.00%, 9/1/44	$9,035	$ 9,517,740
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	750	750,780
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,251,300
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,011,830
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
Prerefunded to 10/1/24, 5.125%, 10/1/34	2,500	2,510,175
Prerefunded to 10/1/24, 5.40%, 10/1/44	1,770	1,779,186
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	620,114
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	49,631
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	143,380
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	32,143
		$ 17,666,279
General Obligations — 9.1%
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	$3,350	$ 3,145,282
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,596,185
5.00%, 12/1/42	6,950	6,907,049
5.00%, 12/1/44	2,305	2,282,849
5.00%, 12/1/46	5,500	5,404,795
5.00%, 12/1/46	2,500	2,456,725
5.00%, 12/1/47	9,800	9,713,956
6.00%, 12/1/49	4,375	4,793,075
Chicago, IL:
5.00%, 1/1/44	7,000	7,138,040
5.25%, 1/1/38	6,750	7,245,855
5.50%, 1/1/43	2,000	2,105,640
Denton County, TX, 4.00%, 7/15/47(5)	12,540	11,882,779
Detroit, MI:
5.00%, 4/1/30	1,400	1,443,428
5.00%, 4/1/31	865	892,057
6.00%, 5/1/43	1,000	1,109,030
Humble Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,000	2,830,980
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	8,000	7,530,640
Illinois:
5.00%, 5/1/35	3,500	3,502,975
5.00%, 12/1/42	8,125	8,255,975
5.50%, 5/1/39	1,085	1,172,787
5.50%, 3/1/47	2,000	2,136,900
5.50%, 5/1/47	2,000	2,138,380
5.75%, 5/1/45	1,115	1,199,093
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	5,000	5,292,100
Midland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,320	2,169,409
New York, NY, 4.00%, 4/1/50	10,000	9,501,600
Puerto Rico:
0.00%, 7/1/33	731	479,448
4.00%, 7/1/33	4,500	4,435,245
4.00%, 7/1/41	7,555	7,028,799
5.625%, 7/1/29	3,343	3,607,751
5.75%, 7/1/31	8,681	9,693,329
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,453,155
		$ 142,545,311

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 9.5%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$7,975	$ 8,073,412
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/36	1,200	1,018,668
5.00%, 7/1/54	6,000	4,664,940
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	550	526,796
5.00%, 11/1/44	500	455,045
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,555,386
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	8,227,710
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	3,091,975
5.25%, 12/1/54	1,000	1,065,840
5.50%, 11/1/47	4,000	4,358,760
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	2,045	1,956,901
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,197,701
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(1)	1,510	1,516,327
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	6,555	6,250,848
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,525,440
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,646,775
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,664,610
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/42	5,500	4,148,320
5.00%, 11/1/37	4,385	4,129,398
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,617,390
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	3,730	3,523,470
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 4.375%, 2/28/54	3,000	2,872,500
Green Bonds, 5.50%, 2/28/57	2,700	2,889,567
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,940,424
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	$7,850	$ 8,224,523
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	4,000	4,070,160
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,023,758
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,740,368
5.00%, 2/15/44	3,835	3,534,604
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,486,887
5.00%, 7/1/41	1,750	1,746,203
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	2,545	2,427,701
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,358,006
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,887,170
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,910,993
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	13,500	12,533,130
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,498,040
6.00%, 9/1/53	4,000	4,458,440
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,871,750
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	624,854
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,804,360
		$ 149,119,150
Housing — 4.2%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	$4,000	$ 3,413,520
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	14,350	9,674,483
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	9,930	6,849,912

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	$1,650	$ 1,665,741
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	2,000	2,050,540
Louisiana Housing Corp., LA, (Home Ownership Program), (FHLMC), (FNMA), (GNMA), 4.95%, 12/1/53	1,000	1,010,810
Maine Housing Authority:
Social Bonds, 4.65%, 11/15/48	1,000	1,005,750
Social Bonds, 4.70%, 11/15/53	2,500	2,498,550
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,148,940
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 9/1/49(5)	4,000	3,998,560
New Hampshire Business Finance Authority, 4.25%, 7/20/41	3,997	3,890,490
New York City Housing Development Corp., NY, Sustainability Bonds, 4.80%, 2/1/53	5,000	5,018,600
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,725,179
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	2,040,925
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,700	3,708,695
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(6)	860	860,000
11.00%, 7/1/31(6)	2,000	2,000,000
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	8,487	7,463,017
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54(5)	1,500	1,511,490
5.50%, 7/1/59(5)	2,000	2,086,480
		$ 66,621,682
Industrial Development Revenue — 13.4%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$8,950	$ 8,763,929
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	11,342,352
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,921,267
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,454,825
(AMT), 4.70%, 1/1/52(1)	8,510	8,379,882
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	$11,730	$ 11,018,693
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	14,380	14,980,077
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,062,400
(AMT), 3.50%, 12/1/51(1)	9,250	6,926,585
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	3,827,898
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,884,907
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	9,000	7,735,140
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,082,505
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	13,325	11,925,075
(AMT), 4.875%, 11/1/42(1)	1,975	1,781,845
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,461,461
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	442,512
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	8,285	8,297,262
5.50%, 6/1/33	4,375	4,419,931
(AMT), 5.625%, 11/15/30	3,860	3,894,238
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,668,700
(AMT), 5.00%, 10/1/40	18,780	19,402,933
(AMT), 5.625%, 4/1/40	10,000	10,874,000
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,253,170
Ohio Air Quality Development Authority, (Pratt Paper, LLC):
(AMT), 4.25%, 1/15/38(1)	3,000	2,947,830
(AMT), 4.50%, 1/15/48(1)	5,000	4,823,000
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,288,022
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,327,640
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	4,889,050

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	$4,950	$ 4,738,190
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)(5)	2,750	2,789,765
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	472,882
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,384,747
		$ 211,462,713
Insured - Escrowed/Prerefunded — 0.7%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$ 10,169,900
		$ 10,169,900
Insured - Hospital — 1.0%
Collier County Industrial Development Authority, FL, (NHC Healthcare System), (AGM), 5.00%, 10/1/54	$3,500	$ 3,649,240
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	2,125	2,213,697
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	4,954,989
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/53	1,250	1,336,550
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AGM), 5.00%, 11/1/51	1,940	2,024,584
(AGM), 5.75%, 11/1/53	2,000	2,238,660
		$ 16,417,720
Insured - Housing — 0.2%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.00%, 7/1/64	$2,275	$ 2,345,275
		$ 2,345,275
Insured - Lease Revenue/Certificates of Participation — 0.3%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$5,000	$ 5,179,300
		$ 5,179,300
Insured - Special Tax Revenue — 3.3%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 7,787,386
(NPFG), 0.00%, 11/15/26	9,395	8,444,132
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Harris County-Houston Sports Authority, TX: (continued)
(NPFG), 0.00%, 11/15/28	$9,605	$ 7,971,477
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,008,975
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	337,588
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AGM), 0.00%, 12/15/56	10,000	1,914,600
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	17,038,515
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,177,180
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,505	2,391,624
(AGM), 3.75%, 5/1/40	2,980	2,805,193
		$ 51,876,670
Insured - Transportation — 3.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/48	$3,300	$ 3,566,211
(AGM), (AMT), 5.50%, 1/1/53	12,040	12,901,823
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,981,222
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,488,061
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	1,955	2,244,105
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	5,000	4,651,850
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bond, (AGM), (AMT), 5.125%, 6/30/60	11,800	12,200,846
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,419,746
		$ 53,453,864
Lease Revenue/Certificates of Participation — 2.6%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,541,520
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,112,522
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,731,358
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	989,453
5.00%, 6/15/44	8,290	8,609,580

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	$3,500	$ 3,566,885
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	3,600	3,518,280
		$ 41,069,598
Nursing Home — 0.0%(3)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$220	$ 220,209
		$ 220,209
Other Revenue — 3.8%
Black Belt Energy Gas District, AL, 5.50% to 2/1/29 (Put Date), 6/1/49	$2,800	$ 2,956,856
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	4,545	3,326,622
5.00%, 6/1/55	31,115	28,209,481
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,340	4,707,772
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	2,500,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,285,112
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,107,760
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,210,605
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,044,712
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,733,590
		$ 59,082,510
Senior Living/Life Care — 10.5%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$360	$ 349,754
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	7,946,668
5.00%, 11/15/38	1,000	1,012,100
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	683,654
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,179,312
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	371,259
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	$250	$ 229,588
5.375%, 11/15/55	300	276,360
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,552,388
5.00%, 5/15/58	2,525	1,563,101
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	759,623
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	854,790
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	5,000	5,107,950
District of Columbia, (Ingleside at Rock Creek):
5.00%, 7/1/32	1,600	1,611,040
5.00%, 7/1/52	2,100	1,870,701
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	897,380
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	3,824,440
5.50%, 7/1/41	6,000	6,033,780
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,075,810
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	395	395,277
6.375%, 1/1/33	60	60,064
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,614,428
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	345,012
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,532,501
5.00%, 5/15/43	2,750	2,510,172
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,819,388
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,610,295
5.00%, 11/15/38(1)	1,010	1,044,178
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,300	1,321,944
5.00%, 10/1/47(1)	1,280	1,279,936
5.00%, 10/1/57(1)	2,410	2,330,157
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	936,880

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(6)	$8	$ 85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,240,044
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	7,765,223
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,250	1,590,525
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	540,563
5.625%, 7/1/46(1)	555	505,594
5.75%, 7/1/54(1)	1,745	1,576,957
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	5,995,278
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	14,032,800
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	835	829,030
4.375%, 1/1/39	1,250	1,080,050
5.00%, 1/1/49	6,000	5,075,760
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	1,000	1,018,150
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,000	7,096,080
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,514,370
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	757,657
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	952,920
5.25%, 5/15/47(1)	1,335	1,223,274
5.25%, 5/15/52(1)	2,750	2,454,650
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	9,000	9,336,870
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/30	1,945	1,898,281
5.00%, 4/1/38	2,500	2,297,225
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,252,313
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	684,502
6.75%, 11/15/51	3,250	2,967,640
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks): (continued)
6.875%, 11/15/55	$200	$ 184,060
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	1,991,340
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,217,980
7.00%, 9/1/59	9,000	9,945,000
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,383,855
5.00%, 7/1/46(1)	1,400	1,150,800
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	6,195,582
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,280,517
5.00%, 1/1/49(1)	695	542,878
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,432,829
5.75%, 8/15/54	920	937,066
5.75%, 8/15/59	4,000	4,027,360
		$ 164,975,038
Special Tax Revenue — 8.5%
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	$1,000	$ 1,015,060
5.875%, 5/1/55	1,950	1,975,272
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	3,725	3,759,270
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	463,753
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,818,792
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
5.00%, 6/15/50	17,215	17,567,563
5.50%, 6/15/53	2,420	2,446,233
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,462,498
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	1,005	10
5.75%, 5/1/38	1,020	1,028,476

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	$5,000	$ 4,937,200
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(2)	10,000	10,715,900
5.50%, 11/1/45(1)(2)	10,000	11,172,900
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(1)	2,300	2,432,710
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,755,600
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	28,623	8,975,314
0.00%, 7/1/51	27,782	6,370,135
4.75%, 7/1/53	9,811	9,599,573
5.00%, 7/1/58	24,925	24,927,742
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,171,487
South Village Community Development District, FL:
4.875%, 5/1/35	500	501,765
5.00%, 5/1/38	100	100,281
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	883	824,246
Series A2, 5.80%, 5/1/35	755	508,523
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	430	386,209
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,390,866
3.25%, 5/1/40	2,860	2,305,074
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.125%, 5/15/64	5,000	4,704,150
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,743,489
		$ 134,060,091
Transportation — 14.8%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$1,600	$ 1,569,088
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	6,885,900
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,467,975
(AMT), 5.00%, 1/1/53	5,915	5,962,911
(AMT), 5.50%, 1/1/55(2)	4,000	4,232,040
(AMT), Tender Option Bond Trust Receipts/Certificates, (Liq: JPMorgan Chase Bank, N.A.), 3.45%, 7/1/27(1)(7)	9,500	9,500,000
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	$2,500	$ 2,503,875
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,617,935
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	904,754
0.00%, 7/1/30	500	372,245
0.00%, 7/1/31	1,150	797,422
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,738,525
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	11,952,870
Metropolitan Washington Airports Authority, D.C., (AMT), 4.50%, 10/1/53	2,000	1,970,260
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,002,050
New Jersey Turnpike Authority, 4.125%, 1/1/54	3,735	3,604,051
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,398,827
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 5.375%, 6/30/60	15,220	15,901,095
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,202,239
(AMT), 5.25%, 1/1/50	7,520	7,444,725
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	4,994,032
(AMT), 5.00%, 12/1/31	8,050	8,698,427
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	19,260	19,999,199
(AMT), 6.00%, 6/30/61	5,000	5,493,800
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	4,000	3,734,680
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,789,222
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,414,243
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	12,000	12,388,920
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,653,660
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	5,525	5,930,259

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	$12,405	$ 12,499,402
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,875,242
(AMT), 5.50%, 6/30/43	2,250	2,386,283
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	323,675
0.00%, 8/1/46	2,500	817,500
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,349,930
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	3,220	2,978,886
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	14,250	14,294,317
		$ 232,650,464
Water and Sewer — 0.5%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$2,840	$ 3,041,811
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	1,907,362
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(2)	3,000	3,254,490
		$ 8,203,663
Total Tax-Exempt Municipal Obligations (identified cost $1,450,542,341)		$1,461,228,086

Taxable Municipal Obligations — 7.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(4)	$312	$ 56,233
		$ 56,233
Education — 1.2%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 775,401
4.50%, 8/1/43(1)	1,500	956,550
Security	Principal Amount (000's omitted)	Value
Education (continued)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,280,860
University of California, 5.35%, 7/1/41(8)	16,000	16,000,000
		$ 19,012,811
Escrowed/Prerefunded — 0.7%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,462,693
		$ 10,462,693
General Obligations — 0.8%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 5,873,949
Chicago, IL, 7.75%, 1/1/42	4,356	4,385,795
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	747,083
Social Bonds, 3.344%, 4/1/30	125	107,783
Social Bonds, 3.644%, 4/1/34	500	410,810
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,514	1,498,927
		$ 13,024,347
Hospital — 1.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 12,649,020
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,140,000
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 5.30%, 8/1/42(7)	13,700	13,700,000
		$ 30,489,020
Housing — 0.2%
New York Housing Finance Agency, (LOC: TD Bank, N.A.), 5.35%, 5/1/44(8)	$2,805	$ 2,805,000
		$ 2,805,000
Insured - General Obligations — 0.1%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$1,675	$ 1,658,878
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	257,301
		$ 1,916,179
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/41	$16,290	$ 5,636,503
(AGM), 0.00%, 10/1/44	8,000	2,264,000

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Alameda Corridor Transportation Authority, CA: (continued)
(AGM), 0.00%, 10/1/46	$15,000	$ 3,695,400
		$ 11,595,903
Lease Revenue/Certificates of Participation — 0.6%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 747,762
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	408,744
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(9)	7,375	7,368,289
		$ 8,524,795
Other Revenue — 0.2%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$3,300	$ 2,379,498
		$ 2,379,498
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 246,567
3.72%, 9/1/27(1)	1,115	1,020,794
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,535,750
5.25%, 3/1/31	2,910	2,737,437
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(1)	8,000	7,602,400
		$ 14,142,948
Water and Sewer — 0.2%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(8)	$3,500	$ 3,500,000
		$ 3,500,000
Total Taxable Municipal Obligations (identified cost $122,178,051)		$ 117,909,427
Total Investments — 102.5% (identified cost $1,609,252,967)		$1,611,791,420
Other Assets, Less Liabilities — (2.5)%		$ (38,712,327)
Net Assets — 100.0%		$1,573,079,093

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $220,664,984 or 14.0% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At April 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	13.8%
Texas	10.4%
Others, representing less than 10% individually	76.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.7% of total investments.

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	6/18/24	$(18,801,563)	$ 518,029
U.S. Long Treasury Bond	(112)	Short	6/18/24	(12,747,000)	593,164
					$1,111,193
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 26,246,898	$ —	$ 26,246,898
Tax-Exempt Mortgage-Backed Securities	—	6,407,009	—	6,407,009
Tax-Exempt Municipal Obligations	—	1,461,228,086	—	1,461,228,086
Taxable Municipal Obligations	—	117,909,427	—	117,909,427
Total Investments	$ —	$1,611,791,420	$ —	$1,611,791,420
Futures Contracts	$1,111,193	$ —	$ —	$ 1,111,193
Total	$1,111,193	$1,611,791,420	$ —	$1,612,902,613

Eaton Vance
High Yield Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.